Derivative Instruments - Schedule of Notional Amounts of Trading Derivatives (Detail) - CAD ($) $ in Millions		Oct. 31, 2020	Oct. 31, 2019
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount		$ 6,789,847	$ 6,555,375
Foreign exchange contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount	[1]	1,218,162	1,144,590
Foreign exchange contracts [member] | Swap contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount	[1]	637,501	604,728
Foreign exchange contracts [member] | Futures contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount	[1]	1,608	882
Foreign exchange contracts [member] | Forward contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount	[1]	494,640	453,711
Commodity contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount		90,416	76,968
Commodity contract [member] | Swap contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount		30,613	24,722
Commodity contract [member] | Futures contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount		39,011	32,422
Credit Contracts [Member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount	[2]	9,202	7,429
Trading Derivatives [Member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount		6,547,519	6,310,800
Trading Derivatives [Member] | Equity contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount		170,476	90,862
Trading Derivatives [Member] | Interest rate swap contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount		5,114,207	5,048,131
Trading Derivatives [Member] | Interest rate swap contract [member] | Purchased call options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount		82,516	55,821
Trading Derivatives [Member] | Interest rate swap contract [member] | Written put options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount		68,524	65,933
Trading Derivatives [Member] | Interest rate swap contract [member] | Swap contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount		4,148,257	4,209,193
Trading Derivatives [Member] | Interest rate swap contract [member] | Forward rate agreements [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount		517,332	491,437
Trading Derivatives [Member] | Interest rate swap contract [member] | Futures contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount		297,578	225,747
Trading Derivatives [Member] | Foreign exchange contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount		1,163,218	1,087,410
Trading Derivatives [Member] | Foreign exchange contracts [member] | Purchased call options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount		40,740	40,692
Trading Derivatives [Member] | Foreign exchange contracts [member] | Written put options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount		43,673	44,577
Trading Derivatives [Member] | Foreign exchange contracts [member] | Futures contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount		1,608	882
Trading Derivatives [Member] | Foreign exchange contracts [member] | Cross currency swaps [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount		47,805	47,977
Trading Derivatives [Member] | Foreign exchange contracts [member] | Cross currency interest rate contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount		534,752	499,571
Trading Derivatives [Member] | Foreign exchange contracts [member] | Forward contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount		494,640	453,711
Trading Derivatives [Member] | Commodity contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount		90,416	76,968
Trading Derivatives [Member] | Commodity contract [member] | Purchased call options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount		10,574	10,223
Trading Derivatives [Member] | Commodity contract [member] | Written put options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount		10,218	9,601
Trading Derivatives [Member] | Commodity contract [member] | Swap contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount		30,613	24,722
Trading Derivatives [Member] | Commodity contract [member] | Futures contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount		39,011	32,422
Trading Derivatives [Member] | Credit Contracts [Member] | Purchased call options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount		7,407	5,361
Trading Derivatives [Member] | Credit Contracts [Member] | Written put options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount		1,795	2,068
Trading Derivatives [Member] | Exchange Traded [Member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount		492,329	343,828
Trading Derivatives [Member] | Exchange Traded [Member] | Equity contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount		110,274	39,952
Trading Derivatives [Member] | Exchange Traded [Member] | Interest rate swap contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount		326,057	255,930
Trading Derivatives [Member] | Exchange Traded [Member] | Interest rate swap contract [member] | Purchased call options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount		24,683	13,737
Trading Derivatives [Member] | Exchange Traded [Member] | Interest rate swap contract [member] | Written put options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount		3,796	16,446
Trading Derivatives [Member] | Exchange Traded [Member] | Interest rate swap contract [member] | Futures contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount		297,578	225,747
Trading Derivatives [Member] | Exchange Traded [Member] | Foreign exchange contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount		5,627	6,679
Trading Derivatives [Member] | Exchange Traded [Member] | Foreign exchange contracts [member] | Purchased call options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount		1,673	3,295
Trading Derivatives [Member] | Exchange Traded [Member] | Foreign exchange contracts [member] | Written put options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount		2,346	2,502
Trading Derivatives [Member] | Exchange Traded [Member] | Foreign exchange contracts [member] | Futures contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount		1,608	882
Trading Derivatives [Member] | Exchange Traded [Member] | Commodity contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount		50,371	41,267
Trading Derivatives [Member] | Exchange Traded [Member] | Commodity contract [member] | Purchased call options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount		4,846	3,615
Trading Derivatives [Member] | Exchange Traded [Member] | Commodity contract [member] | Written put options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount		6,514	5,230
Trading Derivatives [Member] | Exchange Traded [Member] | Commodity contract [member] | Futures contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount		39,011	32,422
Trading Derivatives [Member] | Over the Counter [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount		6,055,190	5,966,972
Trading Derivatives [Member] | Over the Counter [member] | Equity contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount		60,202	50,910
Trading Derivatives [Member] | Over the Counter [member] | Interest rate swap contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount		4,788,150	4,792,201
Trading Derivatives [Member] | Over the Counter [member] | Interest rate swap contract [member] | Purchased call options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount		57,833	42,084
Trading Derivatives [Member] | Over the Counter [member] | Interest rate swap contract [member] | Written put options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount		64,728	49,487
Trading Derivatives [Member] | Over the Counter [member] | Interest rate swap contract [member] | Swap contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount		4,148,257	4,209,193
Trading Derivatives [Member] | Over the Counter [member] | Interest rate swap contract [member] | Forward rate agreements [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount		517,332	491,437
Trading Derivatives [Member] | Over the Counter [member] | Foreign exchange contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount		1,157,591	1,080,731
Trading Derivatives [Member] | Over the Counter [member] | Foreign exchange contracts [member] | Purchased call options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount		39,067	37,397
Trading Derivatives [Member] | Over the Counter [member] | Foreign exchange contracts [member] | Written put options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount		41,327	42,075
Trading Derivatives [Member] | Over the Counter [member] | Foreign exchange contracts [member] | Cross currency swaps [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount		47,805	47,977
Trading Derivatives [Member] | Over the Counter [member] | Foreign exchange contracts [member] | Cross currency interest rate contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount		534,752	499,571
Trading Derivatives [Member] | Over the Counter [member] | Foreign exchange contracts [member] | Forward contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount		494,640	453,711
Trading Derivatives [Member] | Over the Counter [member] | Commodity contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount		40,045	35,701
Trading Derivatives [Member] | Over the Counter [member] | Commodity contract [member] | Purchased call options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount		5,728	6,608
Trading Derivatives [Member] | Over the Counter [member] | Commodity contract [member] | Written put options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount		3,704	4,371
Trading Derivatives [Member] | Over the Counter [member] | Commodity contract [member] | Swap contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount		30,613	24,722
Trading Derivatives [Member] | Over the Counter [member] | Credit Contracts [Member] | Purchased call options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount		7,407	5,361
Trading Derivatives [Member] | Over the Counter [member] | Credit Contracts [Member] | Written put options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount		$ 1,795	$ 2,068

[1]	Gold contracts are included with foreign exchange contracts.
[2]	Under theSA-CCR, excludes loan commitment derivatives.